Hartford High Yield ETF Investment Objectives and Goals - Hartford High Yield ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Hartford High Yield ETF Summary Section
Objective [Heading]	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	The Fund seeks to provide high current income, and long-term total return.